Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current assets
Cash	$ 8,859	$ 22,583
Accounts receivable and other receivables	98,808	92,453
Unbilled revenues	14,937	23,420
Tax credits receivable	9,942	9,944
Prepaids	7,069	7,680
Total current assets	139,615	156,080
Non-current assets
Tax credits receivable	10,938	12,108
Other assets	2,267	1,111
Property and equipment	4,590	8,724
Right-of-use assets	5,606	9,353
Intangibles	81,273	104,335
Deferred tax assets	5,715	5,997
Goodwill	166,493	166,393
Total assets	416,497	464,101
Current liabilities
Accounts payable and accrued liabilities	74,917	91,263
Deferred revenues	25,293	22,275
Current portion of lease liabilities	4,136	3,873
Current portion of long-term debt	12,687	12,808
Total current liabilities	117,033	130,219
Non-current liabilities
Long-term debt	104,695	114,382
Contingent consideration recognised as of acquisition date	4,082	7,037
Lease liabilities	7,384	14,643
Deferred tax liabilities	8,099	8,632
Total liabilities	241,293	274,913
Shareholders' equity
Share capital	312,409	311,967
Deficit	(157,370)	(141,481)
Accumulated other comprehensive income	4,606	4,610
Contributed surplus	15,559	14,092
Shareholders' equity	175,204	189,188
Equity and liabilities	$ 416,497	$ 464,101